Components of Change in Projected Benefit Obligation and Change in Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Change in projected benefit obligation:
Benefit obligation, beginning balance	$ 1,808.1	$ 1,485.6
Service cost	64.1	45.5	37.5
Interest cost	81.4	81.6	76.5
Benefits paid	(71.1)	(59.5)
Actuarial loss	163.8	259.1
Currency translation and other	18.3	(7.5)
Participant contributions	3.4	3.3
Projected benefit obligation, ending balance	2,068.0	1,808.1	1,485.6
Change in plan assets:
Fair value of plan assets, beginning balance	1,549.9	1,445.4
Employer contributions	190.8	84.7
Actual return on plan assets	208.8	79.0
Benefits paid	(71.1)	(59.5)
Currency translation and other	19.2	(3.0)
Participant contributions	3.4	3.3
Fair value of plan assets, ending balance	1,901.0	1,549.9	1,445.4
Funded status,ending balance	(167.0)	(258.2)
Other noncurrent assets	10.0	0.4
Other liabilities	(177.0)	(258.6)
Accumulated other comprehensive loss:
Actuarial loss	490.4	469.3
Prior service cost	5.7	8.3
Net initial transition amount	$ 0.4	$ 0.5